American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Debt Fund
July 31, 2024

Emerging Markets Debt Fund - Schedule of Investments
JULY 31, 2024 (UNAUDITED)

		Principal Amount ($)/Shares	Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 74.7%
Angola — 0.6%
Angola Government International Bonds, 8.25%, 5/9/28(1)		$2,900,000	2,753,073
Angola Government International Bonds, 9.375%, 5/8/48(1)		1,480,000	1,247,795
			4,000,868
Argentina — 1.2%
Argentina Republic Government International Bonds, 4.125%, 7/9/35		17,950,000	7,537,047
Bahrain — 0.5%
Bahrain Government International Bonds, 7.50%, 2/12/36(1)		1,000,000	1,037,596
Bahrain Government International Bonds, 7.50%, 9/20/47		2,000,000	1,940,363
			2,977,959
Brazil — 1.6%
Brazil Government International Bonds, 6.00%, 4/7/26		3,500,000	3,546,330
Brazil Government International Bonds, 6.125%, 1/22/32		1,800,000	1,793,461
Brazil Government International Bonds, 5.00%, 1/27/45		2,650,000	2,087,970
Brazil Government International Bonds, 4.75%, 1/14/50		1,650,000	1,206,130
Brazil Government International Bonds, 7.125%, 5/13/54		2,000,000	1,974,251
			10,608,142
Cameroon — 0.3%
Republic of Cameroon International Bonds, 9.50%, 11/19/25		1,733,333	1,732,380
Chile — 2.7%
Bonos de la Tesoreria de la Republica en pesos, 4.70%, 9/1/30(1)	CLP	6,080,000,000	6,197,969
Chile Government International Bonds, 2.75%, 1/31/27		$4,000,000	3,791,731
Chile Government International Bonds, 4.95%, 1/5/36		3,530,000	3,449,822
Chile Government International Bonds, 5.33%, 1/5/54		3,970,000	3,827,256
			17,266,778
China — 2.6%
China Government Bonds, 2.55%, 10/15/28	CNY	76,000,000	10,828,823
China Government Bonds, 2.67%, 11/25/33	CNY	39,000,000	5,634,441
			16,463,264
Colombia — 4.3%
Colombia Government International Bonds, 8.00%, 11/14/35		$2,000,000	2,090,240
Colombia Government International Bonds, 6.125%, 1/18/41		8,500,000	7,258,347
Colombia TES, 6.00%, 4/28/28	COP	82,000,000,000	18,006,524
			27,355,111
Costa Rica — 0.4%
Costa Rica Government International Bonds, 7.30%, 11/13/54(1)		$2,400,000	2,565,675
Czech Republic — 4.5%
Czech Republic Government Bonds, 0.25%, 2/10/27	CZK	624,410,000	24,472,894
Czech Republic Government Bonds, 2.00%, 10/13/33	CZK	122,000,000	4,502,746
			28,975,640
Dominican Republic — 1.5%
Dominican Republic International Bonds, 4.50%, 1/30/30		$7,130,000	6,650,244
Dominican Republic International Bonds, 5.875%, 1/30/60(1)		3,550,000	3,079,507
			9,729,751
Ecuador — 0.4%
Ecuador Government International Bonds, 5.50%, 7/31/35		4,935,000	2,626,181
Egypt — 0.8%
Egypt Government International Bonds, 7.05%, 1/15/32		1,300,000	1,069,074
Egypt Government International Bonds, 8.50%, 1/31/47(1)		5,825,000	4,405,812
			5,474,886

El Salvador — 1.2%
El Salvador Government International Bonds, 6.375%, 1/18/27		5,810,000	5,334,046
El Salvador Government International Bonds, 0.25%, 4/17/30(1)		850,000	25,500
El Salvador Government International Bonds, 9.25%, 4/17/30(1)		2,740,000	2,502,969
			7,862,515
Ghana — 0.5%
Ghana Government International Bonds, 8.125%, 1/18/26(2)(3)		3,200,000	1,655,940
Ghana Government International Bonds, 8.125%, 3/26/32(2)(3)		3,500,000	1,798,125
			3,454,065
Guatemala — 1.0%
Guatemala Government Bonds, 4.375%, 6/5/27(1)		1,900,000	1,829,205
Guatemala Government Bonds, 7.05%, 10/4/32		3,770,000	3,998,738
Guatemala Government Bonds, 6.125%, 6/1/50		900,000	827,926
			6,655,869
Hungary — 2.8%
Hungary Government Bonds, 4.50%, 3/23/28	HUF	4,412,270,000	11,574,257
Hungary Government International Bonds, 2.125%, 9/22/31(1)		$7,900,000	6,383,141
			17,957,398
India — 1.0%
India Government Bonds, 7.26%, 1/14/29	INR	255,000,000	3,094,197
India Government Bonds, 7.54%, 5/23/36	INR	256,000,000	3,193,121
			6,287,318
Indonesia — 6.2%
Indonesia Government International Bonds, 4.65%, 9/20/32		$4,630,000	4,542,222
Indonesia Government International Bonds, 5.45%, 9/20/52		2,390,000	2,400,498
Indonesia Treasury Bonds, 6.875%, 4/15/29	IDR	50,960,000,000	3,155,600
Indonesia Treasury Bonds, 6.50%, 2/15/31	IDR	339,085,000,000	20,488,779
Indonesia Treasury Bonds, 6.375%, 4/15/32	IDR	9,385,000,000	561,020
Indonesia Treasury Bonds, 8.375%, 4/15/39	IDR	128,000,000,000	8,804,863
			39,952,982
Iraq — 0.1%
Iraq International Bonds, 5.80%, 1/15/28		$350,000	332,176
Ivory Coast — 0.3%
Ivory Coast Government International Bonds, 8.25%, 1/30/37(1)		1,900,000	1,841,658
Jamaica — 0.5%
Jamaica Government International Bonds, 6.75%, 4/28/28		3,200,000	3,317,600
Jordan — 0.3%
Jordan Government International Bonds, 4.95%, 7/7/25(1)		900,000	885,373
Jordan Government International Bonds, 7.375%, 10/10/47(1)		1,400,000	1,226,435
			2,111,808
Kenya — 0.3%
Republic of Kenya Government International Bonds, 9.75%, 2/16/31(1)		1,390,000	1,325,429
Republic of Kenya Government International Bonds, 8.25%, 2/28/48(1)		1,000,000	773,120
			2,098,549
Malaysia — 2.1%
Malaysia Government Bonds, 4.70%, 10/15/42	MYR	9,500,000	2,252,928
Malaysia Government Bonds, 4.07%, 6/15/50	MYR	53,500,000	11,538,333
			13,791,261
Mexico — 5.9%
Mexico Bonos, 10.00%, 11/20/36	MXN	192,600,000	10,547,313
Mexico Bonos, 8.50%, 3/1/29	MXN	350,900,000	17,910,195
Mexico Government International Bonds, 4.75%, 4/27/32		$1,075,000	1,015,977
Mexico Government International Bonds, 6.00%, 5/7/36		8,450,000	8,430,468
			37,903,953

Morocco — 0.2%
Morocco Government International Bonds, 3.00%, 12/15/32		1,500,000	1,234,371
Morocco Government International Bonds, 3.00%, 12/15/32(1)		100,000	82,287
			1,316,658
Nigeria — 1.0%
Nigeria Government International Bonds, 7.625%, 11/21/25		1,000,000	998,033
Nigeria Government International Bonds, 6.50%, 11/28/27		1,500,000	1,384,429
Nigeria Government International Bonds, 7.375%, 9/28/33(1)		3,700,000	3,034,462
Nigeria Government International Bonds, 7.625%, 11/28/47(1)		1,050,000	770,590
			6,187,514
Oman — 0.2%
Oman Government International Bonds, 6.75%, 1/17/48(1)		1,000,000	1,041,789
Pakistan — 0.4%
Pakistan Government International Bonds, 6.875%, 12/5/27(1)		3,115,000	2,678,635
Panama — 2.5%
Panama Government International Bonds, 3.16%, 1/23/30		6,030,000	5,199,971
Panama Government International Bonds, 6.875%, 1/31/36		4,349,000	4,367,119
Panama Government International Bonds, 6.85%, 3/28/54		6,770,000	6,429,371
			15,996,461
Paraguay — 0.7%
Paraguay Government International Bonds, 4.95%, 4/28/31		2,700,000	2,641,920
Paraguay Government International Bonds, 3.85%, 6/28/33(1)		2,100,000	1,867,615
			4,509,535
Peru — 3.0%
Peru Government Bonds, 6.15%, 8/12/32	PEN	30,800,000	8,012,009
Peru Government International Bonds, 8.75%, 11/21/33		$2,500,000	3,079,138
Peru Government International Bonds, 6.90%, 8/12/37	PEN	13,000,000	3,386,468
Peru Government International Bonds, 5.625%, 11/18/50		$4,600,000	4,571,046
			19,048,661
Philippines — 1.2%
Philippines Government International Bonds, 5.50%, 1/17/48		1,213,000	1,237,715
ROP Sukuk Trust, 5.05%, 6/6/29(1)		6,220,000	6,266,650
			7,504,365
Poland — 4.3%
Bank Gospodarstwa Krajowego, 5.375%, 5/22/33(1)		4,825,000	4,866,851
Republic of Poland Government Bonds, 2.50%, 7/25/27	PLN	65,000,000	15,273,532
Republic of Poland Government Bonds, 1.75%, 4/25/32	PLN	34,500,000	6,787,568
Republic of Poland Government International Bonds, 5.75%, 11/16/32		$850,000	897,960
			27,825,911
Qatar — 0.3%
Qatar Government International Bonds, 5.10%, 4/23/48(1)		1,800,000	1,779,582
Romania — 2.1%
Romania Government Bonds, Series 10Y, 8.25%, 9/29/32	RON	36,000,000	8,593,694
Romania Government International Bonds, 6.00%, 5/25/34(1)		$3,260,000	3,255,069
Romania Government International Bonds, 7.625%, 1/17/53(1)		1,326,000	1,469,272
			13,318,035
Saudi Arabia — 0.8%
Saudi Government International Bonds, 4.75%, 1/18/28(1)		1,035,000	1,034,446
Saudi Government International Bonds, 5.75%, 1/16/54(1)		4,330,000	4,262,798
			5,297,244
Senegal — 0.2%
Senegal Government International Bonds, 6.25%, 5/23/33(1)		1,650,000	1,403,771
Serbia — 0.2%
Serbia International Bonds, 6.50%, 9/26/33(1)		1,260,000	1,304,518

South Africa — 3.8%
Republic of South Africa Government Bonds, 8.50%, 1/31/37	ZAR	515,410,000	23,112,442
Republic of South Africa Government International Bonds, 5.75%, 9/30/49		$2,120,000	1,638,097
			24,750,539
Sri Lanka — 0.6%
Sri Lanka Government International Bonds, 6.75%, 4/18/28(1)(2)(3)		2,000,000	1,139,995
Sri Lanka Government International Bonds, 7.85%, 3/14/29(2)(3)		4,800,000	2,724,115
			3,864,110
Thailand — 4.6%
Thailand Government Bonds, 2.40%, 3/17/29	THB	750,000,000	21,142,818
Thailand Government Bonds, 1.59%, 12/17/35	THB	326,800,000	8,235,018
			29,377,836
Trinidad and Tobago — 0.6%
Trinidad & Tobago Government International Bonds, 5.95%, 1/14/31(1)		$1,825,000	1,830,931
Trinidad & Tobago Government International Bonds, 6.40%, 6/26/34(1)		2,100,000	2,126,391
			3,957,322
Turkey — 1.4%
Turkiye Government International Bonds, 7.625%, 5/15/34		8,630,000	8,876,050
Ukraine — 0.3%
Ukraine Government International Bonds, 7.25%, 3/15/35(2)(3)		4,600,000	1,418,956
Ukraine Government International Bonds, 7.25%, 3/15/35(1)(2)(3)		750,000	230,934
			1,649,890
United Arab Emirates — 1.4%
Abu Dhabi Government International Bonds, 2.50%, 9/30/29(1)		10,000,000	9,106,945
Uruguay — 0.7%
Uruguay Government International Bonds, 5.75%, 10/28/34		4,000,000	4,248,874
Uzbekistan — 0.5%
Republic of Uzbekistan International Bonds, 6.90%, 2/28/32(1)		3,400,000	3,346,593
Venezuela — 0.1%
Venezuela Government International Bonds, 8.25%, 10/13/24(2)(3)		5,900,000	922,805
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $475,249,563)			480,194,477
CORPORATE BONDS — 13.9%
Brazil — 2.0%
3R Lux SARL, 9.75%, 2/5/31(1)		6,987,000	7,419,460
Banco Bradesco SA, 3.20%, 1/27/25		2,000,000	1,975,003
Banco Votorantim SA, 4.375%, 7/29/25		2,000,000	1,972,379
CSN Resources SA, 4.625%, 6/10/31(1)		1,950,000	1,555,773
			12,922,615
Colombia — 1.6%
Ecopetrol SA, 4.625%, 11/2/31		2,300,000	1,906,410
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.375%, 12/30/30(1)		9,760,000	8,147,028
			10,053,438
Malaysia — 0.6%
Petronas Capital Ltd., 4.55%, 4/21/50		4,675,000	4,138,541
Mexico — 3.2%
Minera Mexico SA de CV, 4.50%, 1/26/50(1)		3,493,000	2,742,221
Petroleos Mexicanos, 5.35%, 2/12/28		9,800,000	8,880,238
Petroleos Mexicanos, 6.50%, 6/2/41		6,750,000	4,718,893
Tierra Mojada Luxembourg II SARL, 5.75%, 12/1/40(1)		2,499,410	2,298,394
Trust Fibra Uno, 4.87%, 1/15/30(1)		2,105,000	1,891,305
			20,531,051
Morocco — 0.6%
OCP SA, 6.75%, 5/2/34(1)		3,800,000	3,960,913

Netherlands — 0.1%
Yinson Boronia Production BV, 8.95%, 7/31/42(1)	443,000	450,391
Oman — 0.7%
EDO Sukuk Ltd., 5.66%, 7/3/31(1)	4,750,000	4,779,498
Paraguay — 0.5%
Bioceanico Sovereign Certificate Ltd., 0.00%, 6/5/34(4)	4,254,097	3,267,572
Qatar — 0.1%
Ooredoo International Finance Ltd., 2.625%, 4/8/31(1)	400,000	350,960
Saudi Arabia — 1.3%
Greensaif Pipelines Bidco SARL, 5.85%, 2/23/36(1)	1,174,000	1,180,500
Saudi Arabian Oil Co., 5.25%, 7/17/34(1)	1,718,000	1,727,646
Saudi Arabian Oil Co., 4.25%, 4/16/39	6,180,000	5,459,003
		8,367,149
South Africa — 2.5%
Eskom Holdings SOC Ltd., 6.35%, 8/10/28(1)	12,300,000	12,152,984
Prosus NV, 4.19%, 1/19/32	4,570,000	4,085,296
		16,238,280
United States — 0.7%
SierraCol Energy Andina LLC, 6.00%, 6/15/28(1)(5)	5,000,000	4,499,725
TOTAL CORPORATE BONDS (Cost $90,500,223)		89,560,133
U.S. TREASURY SECURITIES — 2.2%
U.S. Treasury Bonds, 2.00%, 8/15/51	2,000,000	1,241,484
U.S. Treasury Notes, 2.875%, 8/15/28(6)	3,885,000	3,725,806
U.S. Treasury Notes, 1.25%, 8/15/31(6)	3,000,000	2,502,188
U.S. Treasury Notes, 1.875%, 2/15/32(6)	6,700,000	5,781,105
U.S. Treasury Notes, 3.375%, 5/15/33	1,109,000	1,055,110
TOTAL U.S. TREASURY SECURITIES (Cost $16,995,108)		14,305,693
PREFERRED STOCKS — 0.1%
Mexico — 0.1%
Banco Mercantil del Norte SA, 8.375%(1) (Cost $400,000)	400,000	411,754
SHORT-TERM INVESTMENTS — 7.5%
Money Market Funds — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio(7)	4,625,000	4,625,000
Repurchase Agreements — 6.8%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.625%, 2/15/40, valued at $2,521,983), in a joint trading account at 5.29%, dated 7/31/24, due 8/1/24 (Delivery value $2,465,889)		2,465,527
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.375%, 2/15/42, valued at $32,036,262), at 5.31%, dated 7/31/24, due 8/1/24 (Delivery value $31,412,633)		31,408,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 1.625% - 2.875%, 9/30/26 - 5/15/32, valued at $10,089,367), at 5.31%, dated 7/31/24, due 8/1/24 (Delivery value $9,891,459)		9,890,000
		43,763,527
TOTAL SHORT-TERM INVESTMENTS (Cost $48,388,527)		48,388,527
TOTAL INVESTMENT SECURITIES — 98.4% (Cost $631,533,421)		632,860,584
OTHER ASSETS AND LIABILITIES — 1.6%		9,992,699
TOTAL NET ASSETS — 100.0%		$642,853,283

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	35,745,247	USD	6,565,616	Citibank N.A.	9/18/24	$(276,617)
BRL	19,765,069	USD	3,624,623	Citibank N.A.	9/18/24	(147,168)
BRL	35,898,726	USD	6,497,507	Goldman Sachs & Co.	9/18/24	(181,505)
BRL	199,807,304	USD	36,881,828	JPMorgan Chase Bank N.A.	9/18/24	(1,727,844)
BRL	19,856,172	USD	3,551,535	JPMorgan Chase Bank N.A.	9/18/24	(58,052)
BRL	4,718,425	USD	867,023	JPMorgan Chase Bank N.A.	9/18/24	(36,866)
BRL	18,717,747	USD	3,469,526	Morgan Stanley	9/18/24	(176,336)
BRL	51,891,043	USD	9,489,949	Morgan Stanley	9/18/24	(360,269)
BRL	36,097,638	USD	6,632,236	UBS AG	9/18/24	(281,238)
BRL	17,439,914	USD	3,114,215	UBS AG	9/18/24	(45,847)
BRL	15,232,327	USD	2,757,170	UBS AG	9/18/24	(77,203)
BRL	33,346,756	USD	5,869,014	UBS AG	9/18/24	(2,004)
BRL	32,824,398	USD	5,789,399	UBS AG	9/18/24	(14,293)
USD	3,076,902	BRL	16,809,501	Bank of America N.A.(8)	9/18/24	119,447
USD	1,791,497	BRL	10,172,516	Bank of America N.A.(8)	9/18/24	1,750
USD	3,081,682	BRL	16,809,619	Citibank N.A.	9/18/24	124,207
USD	6,260,852	BRL	34,153,013	Citibank N.A.	9/18/24	251,991
USD	6,484,631	BRL	35,498,167	Citibank N.A.	9/18/24	239,104
USD	8,790,792	BRL	48,463,636	Citibank N.A.	9/18/24	264,127
USD	13,454,856	BRL	75,856,462	Goldman Sachs & Co.	9/18/24	108,713
USD	6,206,450	BRL	34,624,545	Morgan Stanley	9/18/24	114,627
USD	5,273,223	BRL	29,520,348	UBS AG	9/18/24	79,430
USD	5,719,087	BRL	32,395,993	UBS AG	9/18/24	19,355
USD	5,662,340	BRL	32,270,643	UBS AG	9/18/24	(15,339)
CLP	6,015,704,269	USD	6,340,062	Bank of America N.A.(8)	9/23/24	44,567
CLP	6,139,353,325	USD	6,486,374	Bank of America N.A.(8)	9/23/24	29,487
CLP	6,041,758,202	USD	6,386,839	Citibank N.A.	9/23/24	25,442
CLP	6,117,274,160	USD	6,411,162	Citibank N.A.	9/23/24	81,266
CLP	5,872,220,555	USD	6,260,898	Goldman Sachs & Co.	9/23/24	(28,553)
CLP	5,916,467,638	USD	6,242,560	Goldman Sachs & Co.	9/23/24	36,747
CLP	11,845,221,408	USD	12,508,154	Morgan Stanley	9/23/24	63,499
CLP	5,833,816,366	USD	6,244,518	Morgan Stanley	9/23/24	(52,932)
USD	12,665,811	CLP	11,708,022,634	Bank of America N.A.(8)	9/23/24	239,771
USD	3,199,908	CLP	2,995,785,931	Citibank N.A.	9/23/24	20,400
USD	6,250,263	CLP	5,870,184,316	JPMorgan Chase Bank N.A.	9/23/24	20,078
USD	3,180,679	CLP	2,923,807,668	JPMorgan Chase Bank N.A.	9/23/24	77,563
USD	6,452,474	CLP	5,919,757,647	Morgan Stanley	9/23/24	169,676
USD	6,534,095	CLP	5,990,915,940	Morgan Stanley	9/23/24	175,775
USD	6,346,585	CLP	6,041,758,202	Morgan Stanley	9/23/24	(65,696)
USD	6,316,267	CLP	6,022,560,792	Morgan Stanley	9/23/24	(75,639)
CNY	63,669,241	USD	8,948,732	Bank of America N.A.(8)	9/18/24	(8,396)
CNY	47,056,302	USD	6,605,320	JPMorgan Chase Bank N.A.	9/18/24	2,253
COP	24,913,205,501	USD	6,179,637	Citibank N.A.	9/18/24	(70,127)
COP	35,475,439,346	USD	8,469,198	JPMorgan Chase Bank N.A.	9/18/24	230,507
COP	25,279,216,019	USD	6,191,713	JPMorgan Chase Bank N.A.	9/18/24	7,555
COP	26,299,544,803	USD	6,430,081	JPMorgan Chase Bank N.A.	9/18/24	19,404
COP	16,669,745,459	USD	4,034,119	JPMorgan Chase Bank N.A.	9/18/24	53,833
COP	58,409,456,185	USD	14,706,264	Morgan Stanley	9/18/24	(382,408)
USD	6,856,297	COP	27,484,702,629	Goldman Sachs & Co.	9/18/24	116,175
USD	7,951,804	COP	32,306,748,510	JPMorgan Chase Bank N.A.	9/18/24	29,162
USD	6,130,897	COP	24,851,345,007	JPMorgan Chase Bank N.A.	9/18/24	36,557
USD	4,425,238	COP	18,362,746,662	JPMorgan Chase Bank N.A.	9/18/24	(77,891)

USD	14,672,445	COP	58,763,875,781	JPMorgan Chase Bank N.A.	9/18/24	261,674
USD	6,293,633	COP	25,548,939,554	JPMorgan Chase Bank N.A.	9/18/24	28,220
USD	6,290,253	COP	25,455,146,395	JPMorgan Chase Bank N.A.	9/18/24	47,842
USD	10,009,610	COP	40,129,127,084	Morgan Stanley	9/18/24	168,672
USD	1,886,351	COP	7,665,848,630	Morgan Stanley	9/18/24	6,441
CZK	144,279,031	USD	6,262,184	Goldman Sachs & Co.	9/18/24	(110,324)
USD	6,275,453	CZK	143,027,242	JPMorgan Chase Bank N.A.	9/18/24	176,967
USD	8,895,564	CZK	204,793,675	JPMorgan Chase Bank N.A.	9/18/24	163,443
USD	638,660	CZK	14,997,222	UBS AG	9/18/24	(801)
HUF	2,354,922,282	USD	6,394,018	Goldman Sachs & Co.	9/18/24	64,639
HUF	2,334,854,303	USD	6,401,326	UBS AG	9/18/24	2,292
HUF	2,522,818,456	USD	6,976,481	UBS AG	9/18/24	(57,349)
HUF	2,309,686,022	USD	6,378,185	UBS AG	9/18/24	(43,593)
HUF	2,296,451,651	USD	6,275,823	UBS AG	9/18/24	22,472
USD	1,856,878	HUF	685,337,625	Bank of America N.A.(8)	9/18/24	(22,743)
USD	6,314,918	HUF	2,329,819,601	Bank of America N.A.(8)	9/18/24	(74,892)
USD	6,565,194	HUF	2,374,069,750	JPMorgan Chase Bank N.A.	9/18/24	54,022
USD	6,380,441	HUF	2,311,685,650	JPMorgan Chase Bank N.A.	9/18/24	40,366
USD	6,313,214	HUF	2,316,399,516	UBS AG	9/18/24	(39,790)
USD	6,487,795	HUF	2,357,667,131	UBS AG	9/18/24	21,609
IDR	68,444,378,207	USD	4,188,122	Bank of America N.A.(8)	9/18/24	20,027
USD	6,166,009	IDR	100,801,910,694	JPMorgan Chase Bank N.A.	9/18/24	(31,570)
ILS	23,432,464	USD	6,460,816	JPMorgan Chase Bank N.A.	9/18/24	(242,975)
ILS	23,840,083	USD	6,513,684	UBS AG	9/18/24	(187,680)
USD	6,291,046	ILS	23,276,291	UBS AG	9/18/24	114,646
USD	6,379,548	ILS	23,996,256	UBS AG	9/18/24	12,104
USD	9,559,252	ILS	35,986,292	UBS AG	9/18/24	10,233
INR	526,308,050	USD	6,283,060	JPMorgan Chase Bank N.A.	9/18/24	(5,868)
USD	6,271,500	INR	526,308,050	JPMorgan Chase Bank N.A.	9/18/24	(5,692)
KRW	17,230,957,890	USD	12,602,731	Bank of America N.A.(8)	9/19/24	(1,530)
USD	6,061,553	KRW	8,359,730,608	Bank of America N.A.(8)	9/19/24	(52,015)
USD	6,427,777	KRW	8,871,227,282	UBS AG	9/19/24	(59,855)
MXN	56,911,793	USD	3,174,613	Bank of America N.A.(8)	9/18/24	(142,079)
MXN	123,943,091	USD	6,553,994	Bank of America N.A.(8)	9/18/24	50,289
MXN	37,773,553	USD	2,038,169	Citibank N.A.	9/18/24	(25,413)
MXN	147,019,415	USD	7,788,050	Goldman Sachs & Co.	9/18/24	45,851
MXN	58,923,461	USD	3,142,358	Goldman Sachs & Co.	9/18/24	(2,633)
MXN	173,214,211	USD	9,677,476	Goldman Sachs & Co.	9/18/24	(447,791)
MXN	135,263,170	USD	7,285,793	JPMorgan Chase Bank N.A.	9/18/24	(78,322)
MXN	58,975,964	USD	3,197,027	Morgan Stanley	9/18/24	(54,504)
MXN	26,623,073	USD	1,462,795	Morgan Stanley	9/18/24	(44,189)
MXN	113,413,676	USD	6,117,317	Morgan Stanley	9/18/24	(74,092)
USD	2,856,904	MXN	51,800,113	Goldman Sachs & Co.	9/18/24	96,745
USD	6,269,671	MXN	116,778,879	Goldman Sachs & Co.	9/18/24	47,132
USD	5,998,169	MXN	112,244,664	Goldman Sachs & Co.	9/18/24	17,234
USD	1,437,413	MXN	26,842,725	JPMorgan Chase Bank N.A.	9/18/24	7,103
USD	13,001,856	MXN	234,267,436	JPMorgan Chase Bank N.A.	9/18/24	518,962
USD	6,569,968	MXN	118,342,171	JPMorgan Chase Bank N.A.	9/18/24	264,129
USD	6,371,746	MXN	117,978,348	JPMorgan Chase Bank N.A.	9/18/24	85,293
USD	6,386,558	MXN	119,960,705	JPMorgan Chase Bank N.A.	9/18/24	(5,524)
USD	4,529,570	MXN	84,348,729	Morgan Stanley	9/18/24	35,065
USD	712,032	MXN	12,847,579	Morgan Stanley	9/18/24	27,451
MYR	59,091,380	USD	12,564,614	Goldman Sachs & Co.	9/18/24	364,544
MYR	27,084,290	USD	5,813,327	Goldman Sachs & Co.	9/18/24	112,699
PEN	23,441,318	USD	6,184,473	JPMorgan Chase Bank N.A.	9/18/24	85,378

USD	7,552,816	PEN	28,572,151	JPMorgan Chase Bank N.A.	9/18/24	(89,379)
USD	3,074,712	PEN	11,619,644	JPMorgan Chase Bank N.A.	9/18/24	(33,195)
PHP	742,596,370	USD	12,736,410	Bank of America N.A.(8)	9/18/24	(21,935)
USD	3,222,492	PHP	188,712,380	Bank of America N.A.(8)	9/18/24	(8,575)
USD	9,402,462	PHP	553,883,990	JPMorgan Chase Bank N.A.	9/18/24	(80,946)
PLN	13,783,592	USD	3,471,160	Goldman Sachs & Co.	9/18/24	4,420
PLN	25,352,673	USD	6,274,930	JPMorgan Chase Bank N.A.	9/18/24	117,833
PLN	50,460,272	USD	12,569,300	JPMorgan Chase Bank N.A.	9/18/24	154,429
PLN	26,118,839	USD	6,460,104	Morgan Stanley	9/18/24	125,851
USD	2,764,494	PLN	11,205,115	Bank of America N.A.(8)	9/18/24	(60,914)
USD	6,275,073	PLN	25,179,272	JPMorgan Chase Bank N.A.	9/18/24	(73,967)
USD	3,239,772	PLN	12,772,005	JPMorgan Chase Bank N.A.	9/18/24	19,267
USD	3,461,428	PLN	13,959,554	Morgan Stanley	9/18/24	(58,521)
USD	6,335,555	PLN	25,439,673	UBS AG	9/18/24	(79,145)
USD	6,350,218	PLN	25,550,262	UBS AG	9/18/24	(92,367)
USD	3,300,370	PLN	12,900,182	UBS AG	9/18/24	47,545
USD	6,341,573	PLN	25,125,679	UBS AG	9/18/24	6,047
RON	29,156,872	USD	6,290,923	JPMorgan Chase Bank N.A.	9/18/24	48,108
RON	31,447,575	USD	6,831,339	JPMorgan Chase Bank N.A.	9/18/24	5,717
USD	2,597,852	RON	12,068,572	Citibank N.A.	9/18/24	(25,992)
USD	6,258,159	RON	29,011,435	UBS AG	9/18/24	(49,253)
THB	390,845,290	USD	10,722,864	JPMorgan Chase Bank N.A.	9/18/24	283,147
THB	397,262,629	USD	10,874,969	JPMorgan Chase Bank N.A.	9/18/24	311,751
THB	230,133,850	USD	6,396,338	UBS AG	9/18/24	84,118
USD	9,405,561	THB	343,895,999	Citibank N.A.	9/18/24	(278,381)
USD	6,656,157	THB	240,398,444	Morgan Stanley	9/18/24	(113,345)
USD	8,125,331	THB	288,446,014	Morgan Stanley	9/18/24	2,833
USD	10,691,459	THB	391,669,829	UBS AG	9/18/24	(337,771)
TRY	216,150,745	USD	6,211,846	Citibank N.A.	9/18/24	(19,477)
TRY	203,939,971	USD	5,703,891	Goldman Sachs & Co.	9/18/24	138,659
USD	5,962,532	TRY	208,345,944	UBS AG	9/18/24	(6,242)
TWD	208,229,158	USD	6,360,861	JPMorgan Chase Bank N.A.	9/18/24	35,718
TWD	204,447,569	USD	6,308,163	Morgan Stanley	9/18/24	(27,751)
TWD	206,086,186	USD	6,334,701	Morgan Stanley	9/18/24	(3,952)
TWD	407,055,192	USD	12,662,260	UBS AG	9/18/24	(157,956)
USD	12,631,972	TWD	407,055,192	Bank of America N.A.(8)	9/18/24	127,668
USD	12,681,620	TWD	410,719,641	Bank of America N.A.(8)	9/18/24	64,749
USD	6,417,167	TWD	208,043,272	Bank of America N.A.(8)	9/18/24	26,298
USD	5,992,515	ZAR	110,026,070	Bank of America N.A.(8)	9/18/24	(26,701)
USD	5,635,064	ZAR	103,741,162	Bank of America N.A.(8)	9/18/24	(40,323)
USD	10,035,037	ZAR	183,499,425	Goldman Sachs & Co.	9/18/24	(3,699)
USD	4,313,689	ZAR	80,908,268	Morgan Stanley	9/18/24	(112,574)
USD	980,017	ZAR	17,817,705	Morgan Stanley	9/18/24	5,261
USD	5,758,023	ZAR	104,213,109	UBS AG	9/18/24	56,818
ZAR	193,310,352	USD	10,291,096	Bank of America N.A.(8)	9/18/24	284,368
ZAR	112,749,955	USD	6,067,961	Bank of America N.A.(8)	9/18/24	100,271
ZAR	119,289,100	USD	6,499,843	Morgan Stanley	9/18/24	26,127
ZAR	36,498,563	USD	1,983,726	Morgan Stanley	9/18/24	13,008
ZAR	108,414,755	USD	5,829,781	UBS AG	9/18/24	101,284
ZAR	127,884,472	USD	6,894,576	UBS AG	9/18/24	101,623
						$293,122

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	178	September 2024	$19,204,531	$387,306
U.S. Treasury 10-Year Notes	49	September 2024	5,478,813	157,020
U.S. Treasury Long Bonds	18	September 2024	2,174,063	87,031
U.S. Treasury Ultra Bonds	63	September 2024	8,062,031	346,196
			$34,919,438	$977,553
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	417	September 2024	$48,196,078	$(1,558,690)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Brazilian Government International Bond	Buy	(1.00)%	6/20/29	$16,980,000	$280,199	$134,416	$414,615
Chile Government International Bonds	Buy	(1.00)%	6/20/29	$7,500,000	(140,937)	(9,818)	(150,755)
Colombia Government International Bond	Buy	(1.00)%	6/20/29	$14,150,000	496,942	12,530	509,472
Markit CDX Emerging Markets Index Series 41	Buy	(1.00)%	6/20/29	$16,550,000	508,816	(40,198)	468,618
Markit CDX North America High Yield Index Series 42	Buy	(5.00)%	6/20/29	$18,500,000	(1,204,414)	(160,847)	(1,365,261)
Mexico Government International Bond	Buy	(1.00)%	6/20/29	$23,160,000	(56,246)	125,695	69,449
Republic of South Africa Government International Bond	Buy	(1.00)%	6/20/29	$6,700,000	285,697	(18,316)	267,381
					$170,057	$43,462	$213,519
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount		Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
BZDIOVRA	Pay	11.97%	1/2/26	BRL	38,987,649	$(548)	$25,976	$25,428

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount		Value^
Bank of America N.A.(8)	BZDIOVRA	Pay	11.15%	1/2/26	BRL	23,069,921	$(23,560)
Goldman Sachs & Co.	BZDIOVRA	Pay	12.96%	1/2/26	BRL	60,455,066	341,842
Goldman Sachs & Co.	BZDIOVRA	Pay	10.85%	1/2/26	BRL	27,510,129	(114,837)
Goldman Sachs & Co.	BZDIOVRA	Pay	10.37%	1/2/26	BRL	27,923,471	(174,609)
Goldman Sachs & Co.	BZDIOVRA	Pay	9.63%	1/2/26	BRL	53,716,175	(300,289)
Goldman Sachs & Co.	BZDIOVRA	Pay	11.03%	1/2/26	BRL	54,000,000	(70,988)
							$(342,441)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
BRL	–	Brazilian Real
BZDIOVRA	–	Brazil Interbank Deposit Rate
CDX	–	Credit Derivatives Indexes
CLP	–	Chilean Peso
CNY	–	Chinese Yuan
COP	–	Colombian Peso
CZK	–	Czech Koruna
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
INR	–	Indian Rupee
KRW	–	South Korean Won
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
PEN	–	Peruvian Sol
PHP	–	Philippine Peso
PLN	–	Polish Zloty
RON	–	Romanian New Leu
THB	–	Thai Baht
TRY	–	Turkish Lira
TWD	–	Taiwanese Dollar
USD	–	United States Dollar
ZAR	–	South African Rand
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $144,548,933, which represented 22.5% of total net assets.
(2)Security is in default.
(3)Non-income producing.
(4)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(5)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $4,499,725. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(6)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $6,306,106.
(7)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $4,625,000.
(8)Collateral has been received at the custodian bank for collateral requirements on swap agreements and forward foreign currency exchange contracts. At the period end, the aggregate value of securities received was $410,850.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Sovereign Governments and Agencies	—	$480,194,477	—
Corporate Bonds	—	89,560,133	—
U.S. Treasury Securities	—	14,305,693	—
Preferred Stocks	—	411,754	—
Short-Term Investments	$4,625,000	43,763,527	—
	$4,625,000	$628,235,584	—
Other Financial Instruments
Futures Contracts	$977,553	—	—
Swap Agreements	—	$2,096,805	—
Forward Foreign Currency Exchange Contracts	—	8,068,930	—
	$977,553	$10,165,735	—
Liabilities
Other Financial Instruments
Futures Contracts	$1,558,690	—	—
Swap Agreements	—	$2,200,299	—
Forward Foreign Currency Exchange Contracts	—	7,775,808	—
	$1,558,690	$9,976,107	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.